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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         CornerCap Investment Counsel, Inc.
                 ----------------------------------
   Address:      The Peachtree, Suite 1700
                 ----------------------------------
                 1355 Peachtree Street, N.E.
                 ----------------------------------
                 Atlanta, Georgia  30309
                 ----------------------------------

Form 13F File Number: 28-7208
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas E. Quinn
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:        (404)  870-0700
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Thomas E. Quinn                Atlanta, Georgia    2/14/2011
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        None
                                        --------------------

Form 13F Information Table Entry Total:   117
                                        --------------------

Form 13F Information Table Value Total: $ 395,055
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND SHS CLAS                  G1151C101      507    10460 SH       Sole                    10460
AEROPOSTALE COM                                 007865108     3334   135315 SH       Sole                   135315
AETNA INC NEW COM                               00817Y108     3282   107565 SH       Sole                   107565
ALMOST FAMILY INC COM                           020409108     4014   104489 SH       Sole                   104489
ALPHA NATURAL RESOURCES INC CO                  02076X102     5533    92176 SH       Sole                    92176
AMGEN INC COM                                   031162100     5755   104835 SH       Sole                   104835
APOGEE ENTERPRISES INC COM                      037598109     2336   173416 SH       Sole                   173416
APOLLO GROUP INC CL A                           037604105     4369   110630 SH       Sole                   110630
ARCHER DANIELS MIDLAND CO COM                   039483102     6080   202141 SH       Sole                   202141
ARROW ELECTRS INC COM                           042735100     5344   156025 SH       Sole                   156025
AT&T INC COM                                    00206R102     7459   253891 SH       Sole                   253891
AZZ INC COM                                     002474104     2069    51715 SH       Sole                    51715
BANK OF AMERICA CORPORATION CO                  060505104      421    31588 SH       Sole                    31588
BANK OF NEW YORK MELLON CORP C                  064058100     3628   120146 SH       Sole                   120146
BB&T CORP COM                                   054937107      620    23592 SH       Sole                    23592
BUCKEYE TECHNOLOGIES INC COM                    118255108     2709   128930 SH       Sole                   128930
CAL DIVE INTL INC DEL COM                       12802T101     1831   322865 SH       Sole                   322865
CENTRAL GARDEN & PET CO COM                     153527106     1840   186965 SH       Sole                   186965
CENTURYLINK INC COM                             156700106     7968   172569 SH       Sole                   172569
CHART INDS INC COM PAR $0.01                    16115Q308     4388   129886 SH       Sole                   129886
CHEVRON CORP NEW COM                            166764100      302     3311 SH       Sole                     3311
CIGNA CORP COM                                  125509109     7827   213510 SH       Sole                   213510
CISCO SYS INC COM                               17275R102      227    11198 SH       Sole                    11198
CITY HLDG CO COM                                177835105     2361    65155 SH       Sole                    65155
CLIFFS NATURAL RESOURCES INC C                  18683K101     8162   104631 SH       Sole                   104631
COCA COLA CO COM                                191216100      398     6050 SH       Sole                     6050
COMPUTER SCIENCES CORP COM                      205363104     6574   132544 SH       Sole                   132544
CONOCOPHILLIPS COM                              20825C104     7709   113199 SH       Sole                   113199
CONVERGYS CORP COM                              212485106     5651   429081 SH       Sole                   429081
CORE MARK HOLDING CO INC COM                    218681104     3143    88307 SH       Sole                    88307
CORNING INC COM                                 219350105     2891   149645 SH       Sole                   149645
COVENTRY HEALTH CARE INC COM                    222862104     2319    87837 SH       Sole                    87837
CRANE CO COM                                    224399105     2696    65641 SH       Sole                    65641
DARDEN RESTAURANTS INC COM                      237194105     7557   162733 SH       Sole                   162733
DIAMOND OFFSHORE DRILLING INC                   25271C102     4374    65410 SH       Sole                    65410
DONNELLEY R R & SONS CO COM                     257867101     6445   368907 SH       Sole                   368907
DUKE ENERGY CORP NEW COM                        26441C105      222    12477 SH       Sole                    12477
EMCOR GROUP INC COM                             29084Q100     2521    86999 SH       Sole                    86999
ENPRO INDS INC COM                              29355X107     4387   105554 SH       Sole                   105554
ESTERLINE TECHNOLOGIES CORP CO                  297425100     3611    52645 SH       Sole                    52645
EVEREST RE GROUP LTD COM                        G3223R108     6711    79117 SH       Sole                    79117
EXXON MOBIL CORP COM                            30231G102     1428    19534 SH       Sole                    19534
F M C CORP COM NEW                              302491303     8058   100860 SH       Sole                   100860
FIRST FINL HLDGS INC COM                        320239106     1743   151397 SH       Sole                   151397
FORD MTR CO DEL COM PAR $0.01                   345370860      194    11551 SH       Sole                    11551
FREDS INC CL A                                  356108100     1522   110633 SH       Sole                   110633
FUSHI COPPERWELD INC COM                        36113E107     2812   316659 SH       Sole                   316659
GAMMA PHARMACEUTICALS INC COM                   36467F106        2    26925 SH       Sole                    26925
GAP INC DEL COM                                 364760108     5967   269495 SH       Sole                   269495
GOLDMAN SACHS GROUP INC COM                     38141G104     3965    23579 SH       Sole                    23579
HCC INS HLDGS INC COM                           404132102     4208   145406 SH       Sole                   145406
HEALTHWAYS INC COM                              422245100     1414   126740 SH       Sole                   126740
HELMERICH & PAYNE INC COM                       423452101     4978   102686 SH       Sole                   102686
HEWLETT PACKARD CO COM                          428236103     2651    62975 SH       Sole                    62975
INSTEEL INDUSTRIES INC COM                      45774W108     1415   113285 SH       Sole                   113285
INTEL CORP COM                                  458140100     4101   195028 SH       Sole                   195028
INTERNATIONAL BUSINESS MACHS C                  459200101      395     2691 SH       Sole                     2691
JOHNSON & JOHNSON COM                           478160104      453     7318 SH       Sole                     7318
JPMORGAN CHASE & CO COM                         46625H100     6624   156142 SH       Sole                   156142
KIMBERLY CLARK CORP COM                         494368103     6479   102775 SH       Sole                   102775
KINETIC CONCEPTS INC COM NEW                    49460W208     3748    89487 SH       Sole                    89487
KMG CHEMICALS INC COM                           482564101     1708   103060 SH       Sole                   103060
KNIGHT CAP GROUP INC CL A COM                   499005106     2414   175075 SH       Sole                   175075
KROGER CO COM                                   501044101     6319   282593 SH       Sole                   282593
LAKELAND FINL CORP COM                          511656100     2394   111574 SH       Sole                   111574
LHC GROUP INC COM                               50187A107     1747    58220 SH       Sole                    58220
LINCOLN NATL CORP IND COM                       534187109     6658   239395 SH       Sole                   239395
MANTECH INTL CORP CL A                          564563104     2005    48520 SH       Sole                    48520
MARATHON OIL CORP COM                           565849106     6579   177661 SH       Sole                   177661
MATTEL INC COM                                  577081102     5553   218354 SH       Sole                   218354
MCDONALDS CORP COM                              580135101      207     2693 SH       Sole                     2693
MCGRAW HILL COS INC COM                         580645109     3825   105058 SH       Sole                   105058
MEDTRONIC INC COM                               585055106     5667   152781 SH       Sole                   152781
MICROSOFT CORP COM                              594918104     5964   213699 SH       Sole                   213699
NATIONAL OILWELL VARCO INC COM                  637071101     9505   141343 SH       Sole                   141343
NAVIGATORS GROUP INC COM                        638904102     2359    46855 SH       Sole                    46855
NICOR INC COM                                   654086107     3056    61208 SH       Sole                    61208
NRG ENERGY INC COM NEW                          629377508     6436   329389 SH       Sole                   329389
OCCIDENTAL PETE CORP DEL COM                    674599105      215     2195 SH       Sole                     2195
OCEANEERING INTL INC COM                        675232102     2161    29355 SH       Sole                    29355
OCEANFIRST FINL CORP COM                        675234108      857    66580 SH       Sole                    66580
OLIN CORP COM PAR $1                            680665205     4069   198288 SH       Sole                   198288
OM GROUP INC COM                                670872100     2420    62846 SH       Sole                    62846
ORACLE CORP COM                                 68389X105      226     7219 SH       Sole                     7219
ORRSTOWN FINL SVCS INC COM                      687380105     1669    60890 SH       Sole                    60890
PEPSICO INC COM                                 713448108      458     7004 SH       Sole                     7004
PFIZER INC COM                                  717081103     6417   366481 SH       Sole                   366481
PROCTER & GAMBLE CO COM                         742718109      316     4906 SH       Sole                     4906
PUBLIC SVC ENTERPRISE GROUP CO                  744573106     4874   153220 SH       Sole                   153220
RAYTHEON CO COM NEW                             755111507     5070   109408 SH       Sole                   109408
REGIS CORP MINN COM                             758932107     3407   205229 SH       Sole                   205229
REYNOLDS AMERICAN INC COM                       761713106     5660   173520 SH       Sole                   173520
RUBY TUESDAY INC COM                            781182100     2319   177555 SH       Sole                   177555
SAIC INC COM                                    78390X101     2189   138040 SH       Sole                   138040
SCHLUMBERGER LTD COM                            806857108      334     3995 SH       Sole                     3995
SEABRIGHT HOLDINGS INC COM                      811656107     2238   242756 SH       Sole                   242756
Service Corp Intl Com                           817565104       87    10600 SH       Sole                    10600
SIERRA WIRELESS INC COM                         826516106     2495   167235 SH       Sole                   167235
SOUTHERN CO COM                                 842587107      277     7242 SH       Sole                     7242
STARBUCKS CORP COM                              855244109      212     6594 SH       Sole                     6594
TESORO CORP COM                                 881609101     2263   122076 SH       Sole                   122076
TRANSOCEAN LTD REG SHS                          H8817H100     5785    83224 SH       Sole                    83224
TTM TECHNOLOGIES  INC COM                       87305R109     4439   297505 SH       Sole                   297505
UNIT CORP COM                                   909218109     2825    60780 SH       Sole                    60780
UNITEDHEALTH GROUP INC COM                      91324P102     7369   204067 SH       Sole                   204067
URS CORP NEW COM                                903236107     4313   103660 SH       Sole                   103660
V F CORP COM                                    918204108     6947    80610 SH       Sole                    80610
VALERO ENERGY CORP NEW COM                      91913Y100     4067   175888 SH       Sole                   175888
WELLS FARGO & CO NEW COM                        949746101     5046   162816 SH       Sole                   162816
WESTERN DIGITAL CORP COM                        958102105     7418   218826 SH       Sole                   218826
ISHARES TR RUSSELL MIDCAP                       464287499      236     2320 SH       Sole                     2320
ISHARES TR RUSSELL1000VAL                       464287598      235     3625 SH       Sole                     3625
ISHARES TR S&P 500 INDEX                        464287200      421     3331 SH       Sole                     3331
VANGUARD INDEX FDS MCAP VL IDX                  922908512      217     4100 SH       Sole                     4100
VANGUARD INDEX FDS MID CAP ETF                  922908629      460     6178 SH       Sole                     6178
VANGUARD INDEX FDS SM CP VAL E                  922908611      472     7053 SH       Sole                     7053
VANGUARD INDEX FDS VALUE ETF                    922908744      446     8360 SH       Sole                     8360